Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring and Nonrecurring Basis	The following tables summarize, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities (i) measured at fair value on a recurring basis, (ii) measured at fair value on a nonrecurring basis, or (iii) disclosed but not carried at fair value in the consolidated balance sheets as of the dates presented.

	December 31, 2021
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents(1)	$494,711	$494,711	$—	$—	$494,711
Restricted cash and restricted cash equivalents(1)	273,726	273,726	—	—	273,726
Investments in AFS debt securities(2)(4)	194,907	129,835	65,072	—	194,907
Student loans(2)	3,450,837	—	—	3,450,837	3,450,837
Home loans(2)	212,709	—	—	212,709	212,709
Personal loans(2)	2,289,426	—	—	2,289,426	2,289,426
Credit card loans(1)	115,912	—	—	118,412	118,412
Servicing rights(2)	168,259	—	—	168,259	168,259
Asset-backed bonds(2)(5)	253,669	—	253,669	—	253,669
Residual investments(2)(5)	121,019	—	—	121,019	121,019
Non-securitization investments – ETFs(2)(6)	1,486	1,486	—	—	1,486
Non-securitization investments – other(3)	6,054	—	—	6,054	6,054
Third party warrants(2)(7)	1,369	—	—	1,369	1,369
Derivative assets(2)(8)(9)	5,444	—	5,444	—	5,444
Purchase price earn-out(2)(10)	4,272	—	—	4,272	4,272
Interest rate lock commitments(2)(11)	3,759	—	—	3,759	3,759
Student loan commitments(2)(11)	2,220	—	—	2,220	2,220
Interest rate caps(2)(9)	493	—	493	—	493
Total assets	$7,600,272	$899,758	$324,678	$6,378,336	$7,602,772
Liabilities
Debt(1)	$3,947,983	$1,240,560	$2,807,253	$—	$4,047,813
Residual interests classified as debt(2)	93,682	—	—	93,682	93,682
Derivative liabilities(2)(8)(9)	864	196	668	—	864
Total liabilities	$4,042,529	$1,240,756	$2,807,921	$93,682	$4,142,359

	December 31, 2020
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents(1)	$872,582	$872,582	$—	$—	$872,582
Restricted cash and restricted cash equivalents(1)	450,846	450,846	—	—	450,846
Student loans(2)	2,866,459	—	—	2,866,459	2,866,459
Home loans(2)	179,689	—	—	179,689	179,689
Personal loans(2)	1,812,920	—	—	1,812,920	1,812,920
Credit card loans(1)	3,723	—	—	3,723	3,723
Commercial loan(1)	16,512	—	—	16,512	16,512
Servicing rights(2)	149,597	—	—	149,597	149,597
Asset-backed bonds(2)(5)	357,411	—	357,411	—	357,411
Residual investments(2)(5)	139,524	—	—	139,524	139,524
Non-securitization investments – ETFs(2)(6)	6,850	6,850	—	—	6,850
Non-securitization investments – other(3)	1,147	—	—	1,147	1,147
Interest rate lock commitments(2)(11)	15,620	—	—	15,620	15,620
Total assets	$6,872,880	$1,330,278	$357,411	$5,185,191	$6,872,880
Liabilities
Debt(1)	$4,798,925	$—	$4,851,658	$—	$4,851,658
Residual interests classified as debt(2)	118,298	—	—	118,298	118,298
Warrant liabilities – Series H warrants(2)(12)	39,959	—	—	39,959	39,959
Derivative liabilities(2)(8)(9)	2,955	2,008	947	—	2,955
ETF short positions(2)(6)	5,241	5,241	—	—	5,241
Total liabilities	$4,965,378	$7,249	$4,852,605	$158,257	$5,018,111
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(1)Disclosed but not carried at fair value. The carrying value of our debt is net of unamortized discounts and debt issuance costs. The fair value of our convertible notes issued in October 2021 was classified as Level 1, as it was based on an observable market quote. The fair values of our warehouse facility debt, revolving credit facility debt, financing arrangements assumed in the Galileo acquisition and credit card loans were based on market factors and credit factors specific to these financial instruments. The fair value of our securitization debt was valued using a discounted cash flow model, with key inputs relating to the underlying contractual coupons, terms, discount rate and expectations for defaults and prepayments. The carrying amounts of our cash and cash equivalents and restricted cash and restricted cash equivalents approximate their fair values due to the short-term maturities and highly liquid nature of these accounts. The fair value of our single commercial loan as of December 31, 2020 was also determined to approximate its carrying value, as the loan was issued in the fourth quarter of 2020, was short-term in nature, and was repaid in full in January 2021.
(2)Measured at fair value on a recurring basis.
(3)Measured at fair value on a nonrecurring basis.
(4)Investments in AFS debt securities as of December 31, 2021 were classified as Level 1 or Level 2. The Level 1 investments utilize quoted prices in actively traded markets. The Level 2 investments rely upon observable inputs other than quoted prices, dealer quotes in markets that are not active and implied pricing derived from new issuances of similar securities. See Note 1 and Note 4 for additional information.
(5)These assets represent the carrying value of our holdings in VIEs wherein we were not deemed the primary beneficiary. As we do not provide financial support beyond our initial equity investment, our maximum exposure to loss as a result of our involvement with nonconsolidated VIEs is limited to the investment amount. See Note 6 for additional information.
(6)ETFs and ETF short positions classified as Level 1 are based on utilizing quoted prices in actively traded markets. The short positions serve as an economic hedge to our non-securitization investments in ETFs.
(7)Third party warrants were recorded during the fourth quarter of 2021, and there were no subsequent adjustments from their initial value. The key unobservable assumption used in the fair value measurement of the third party warrants is the price of the stock underlying the warrants. The fair value is measured as the difference between the stock price and the strike price of the warrants. As the strike price is insignificant, we concluded that the impact of time value on the fair value measure was immaterial.
(8)For certain derivative instruments for which an enforceable master netting agreement exists, we elected to net derivative assets and derivative liabilities by counterparty. See Note 1 for additional information.
(9)Derivative liabilities classified as Level 1 are based on broker quotes in active markets and represent economic hedges of loan fair values. Interest rate swaps and interest rate caps are classified as Level 2, because these financial instruments do not trade in active markets with observable prices, but rely on observable inputs other than quoted prices. Interest rate swaps are valued using the three-month LIBOR swap yield curve and interest rate caps are valued using a SOFR rate curve and the implied volatilities suggested by the SOFR rate curve, which are all observable inputs from active markets.
(10)The purchase price earn-out provision is classified as Level 3 because of our reliance on unobservable inputs, such as conditional prepayment rates, annual default rates and discount rates.
(11)IRLCs and student loan commitments are classified as Level 3 because of our reliance on assumed loan funding probabilities. The assumed probabilities are based on our internal historical experience with home loans and student loans similar to those in the funding pipelines on the measurement date.
(12)In conjunction with the Closing of the Business Combination, we measured the final fair value of the Series H warrants and subsequently reclassified them into permanent equity. Therefore, we did not measure the Series H warrants at fair value on an ongoing basis, subsequent to May 28, 2021. See Note 11 for additional information on our historical Series H warrant liabilities, including inputs to the valuation.
Schedule of Valuation Inputs and Assumptions
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	16.5% – 26.3%	19.2%	15.8% – 33.3%	18.4%
Annual default rate	0.2% – 4.2%	0.4%	0.2% – 4.9%	0.4%
Discount rate	1.9% – 7.1%	2.9%	1.1% – 7.1%	3.3%
Home loans
Conditional prepayment rate	4.8% – 16.4%	12.4%	4.4% – 17.6%	14.9%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 4.9%	0.1%
Discount rate	2.5% – 13.0%	2.6%	1.3% – 10.0%	1.6%
Personal loans
Conditional prepayment rate	18.4% – 37.7%	20.5%	14.5% – 23.2%	18.1%
Annual default rate	4.2% – 30.0%	4.4%	3.3% – 33.8%	4.2%
Discount rate	3.9% – 7.0%	4.0%	5.0% – 10.7%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.2%	0.1%
Conditional prepayment rate	15.2% – 25.6%	20.4%	13.8% – 24.7%	18.7%
Annual default rate	0.2% – 4.3%	0.4%	0.2% – 4.8%	0.4%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	10.0% – 16.4%	11.5%	13.9% – 20.3%	16.5%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 0.1%	0.1%
Discount rate	7.5% – 7.5%	7.5%	10.0% – 10.0%	10.0%
Personal loans
Market servicing costs	0.2% – 1.1%	0.2%	0.2% – 0.7%	0.3%
Conditional prepayment rate	22.5% – 41.4%	26.0%	16.2% – 26.1%	19.1%
Annual default rate	3.2% – 7.0%	4.4%	3.1% – 7.5%	5.5%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	December 31,
	2021	2020
Discount rate (range)	0.6% – 3.7%	0.8% – 4.0%
Conditional prepayment rate (range)	19.5% – 32.2%	18.8% – 21.9%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	19.5% – 33.6%	23.0%	18.8% – 22.3%	20.2%
Annual default rate	0.3% – 5.7%	0.9%	0.3% – 6.2%	0.7%
Discount rate	2.6% – 10.5%	4.4%	3.0% – 18.5%	6.2%
Residual interests classified as debt
Conditional prepayment rate	20.0% – 41.8%	31.5%	19.5% – 24.8%	21.4%
Annual default rate	0.5% – 5.6%	3.2%	0.4% – 6.4%	3.1%
Discount rate	5.0% – 9.5%	5.7%	8.5% – 18.0%	10.8%
The following key unobservable inputs were used in the fair value measurements of our IRLCs and student loan commitments as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
IRLCs
Loan funding probability(1)	75.0% – 75.0%	75.0%	54.5% – 54.5%	54.5%
Student loan commitments
Loan funding probability(1)	95.0% – 95.0%	95.0%	n/a	n/a
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(1)The probability of honoring IRLCs and student loan commitments, which reflects the percentage likelihood that an approved loan application will close based on historical experience. A significant difference between the actual funded rate and the assumed funded rate at the measurement date could result in a significantly higher or lower fair value measurement of our IRLCs and student loan commitments. The aggregate amount of student loans we committed to fund was $53,189 as of December 31, 2021. See Note 1 under “Derivative Financial Instruments” for the aggregate notional amount associated with IRLCs.
Our key valuation inputs were as follows as of the date indicated:

	December 31, 2021
Purchase Price Earn-Out	Range	Weighted Average
Conditional prepayment rate	22.9% – 22.9%	22.9%
Annual default rate	30.0% – 30.0%	30.0%
Discount rate	25.0% – 25.0%	25.0%
The key inputs into our Black-Scholes Model valuation as of December 31, 2020 and as of May 28, 2021, the final measurement date, were as follows:

Input	May 28, 2021	December 31, 2020
Risk-free interest rate	0.3%	0.2%
Expected term (years)	2.9	3.4
Expected volatility	33.9%	32.6%
Dividend yield	—%	—%
Exercise price	$8.86	$8.86
Fair value of Series H preferred stock	$21.89	$9.74
The following table summarizes the inputs used for estimating the fair values of PSUs granted during the year indicated:

Year Ended
Input	December 31, 2021
Risk-free interest rate	0.8% – 0.8%
Expected volatility	34.9% – 35.9%
Fair value of common stock	$16.99 – $23.21
Dividend yield	0% – 0%

Schedule of Sensitivity Analysis for Servicing Rights
The following table presents the estimated decrease to the fair value of our servicing rights as of the dates indicated if the key assumptions had each of the below adverse changes:

	December 31,
	2021	2020
Market servicing costs
2.5 basis points increase	$(10,822)	$(10,472)
5.0 basis points increase	(21,644)	(20,944)
Conditional prepayment rate
10% increase	$(6,260)	$(5,430)
20% increase	(12,031)	(10,230)
Annual default rate
10% increase	$(205)	$(336)
20% increase	(408)	(681)
Discount rate
100 basis points increase	$(3,782)	$(2,986)
200 basis points increase	(7,349)	(5,820)

Schedule of Servicing Rights at Fair Value
The following table presents the changes in the Company’s servicing rights, which are measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of December 31, 2019	$138,582	$13,181	$49,855	$201,618
Recognition of servicing from transfers of financial assets	45,637	20,440	10,515	76,592
Derecognition of servicing via loan purchases	(12,924)	—	(934)	(13,858)
Change in valuation inputs or other assumptions	(20,168)	(5,056)	7,765	(17,459)
Realization of expected cash flows and other changes	(50,490)	(4,651)	(42,155)	(97,296)
Fair value as of December 31, 2020	$100,637	$23,914	$25,046	$149,597
Recognition of servicing from transfers of financial assets	52,474	31,294	27,814	111,582
Servicing rights assumed from third parties	—	—	370	370
Derecognition of servicing via loan purchases	(392)	—	(660)	(1,052)
Change in valuation inputs or other assumptions	(16,197)	4,300	9,246	(2,651)
Realization of expected cash flows and other changes	(46,519)	(8,975)	(34,093)	(89,587)
Fair value as of December 31, 2021	$90,003	$50,533	$27,723	$168,259

Schedule of Changes in Residual Investments, Residual Interests and Interest Rate Lock Commitments
The following table presents the changes in our loans measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2020	$3,185,233	$91,695	$2,111,030	$5,387,958
Origination of loans	4,928,880	2,183,521	2,580,757	9,693,158
Principal payments	(883,761)	(2,748)	(1,015,046)	(1,901,555)
Sales of loans	(4,534,286)	(2,102,101)	(1,531,058)	(8,167,445)
Deconsolidation of securitizations	(495,507)	—	(406,687)	(902,194)
Purchases(1)	648,153	2,070	39,975	690,198
Change in accumulated interest	1,286	21	(2,379)	(1,072)
Change in fair value(2)	16,461	7,231	36,328	60,020
Fair value as of December 31, 2020	$2,866,459	$179,689	$1,812,920	$4,859,068
Origination of loans	4,293,526	2,978,222	5,386,934	12,658,682
Principal payments	(892,989)	(6,184)	(1,054,077)	(1,953,250)
Sales of loans	(2,854,778)	(2,935,038)	(4,290,424)	(10,080,240)
Purchases(1)	44,850	1,144	405,051	451,045
Change in accumulated interest	518	49	752	1,319
Change in fair value(2)	(6,749)	(5,173)	28,270	16,348
Fair value as of December 31, 2021	$3,450,837	$212,709	$2,289,426	$5,952,972
__________________
(1)Purchases reflect unpaid principal balance and relate to previously transferred loans. Purchase activity during the years ended December 31, 2021 and 2020 included securitization clean-up calls (purchases we elect to make when the risk retention period has sunset) of $425,302 and $76,044, respectively. Additionally, during the years ended December 31, 2021 and 2020, the Company elected to purchase $17,596 and $606,264, respectively, of previously sold loans. The Company was not required to buy back these loans. The remaining purchases during the years presented related to standard representations and warranties pursuant to our various loan sale agreements.
(2)Changes in fair value of loans are recorded in the consolidated statements of operations and comprehensive income (loss) within noninterest income—loan origination and sales for loans held on the balance sheet prior to transfer to a third party through a sale or to a VIE and within noninterest income—securitizations for loans in a consolidated VIE. Changes in fair value are impacted by valuation assumption changes, as well as sales price execution and amount of time the loans are held prior to sale. The estimated amount of gains included in earnings attributable to changes in instrument-specific credit risk were $4,143, $13,896 and $9,501 during the years ended December 31, 2021, 2020 and 2019, respectively. The gains attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the loans. These assumptions are based on historical performance, market trends and performance expectations over the term of the underlying instrument.
The following table presents the changes in the residual investments and residual interests classified as debt, which are both measured at fair value on a recurring basis. We record changes in fair value within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss), a portion of which is subsequently reclassified to interest expense—securitizations and warehouses for residual interests classified as debt and to interest income—securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of December 31, 2019	$262,880	$271,778
Additions	10,708	—
Change in valuation inputs or other assumptions(1)	9,702	38,216
Payments(2)	(96,505)	(89,978)
Transfers(3)	(47,261)	—
Derecognition upon achieving true sale accounting treatment	—	(101,718)
Fair value as of December 31, 2020	$139,524	$118,298
Additions	49,317	2,170
Change in valuation inputs or other assumptions(1)	10,603	22,802
Payments(2)	(78,425)	(49,588)
Fair value as of December 31, 2021	$121,019	$93,682
__________________
(1)For residual investments, the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk were $(230), $(1,252) and $569 during the years ended December 31, 2021, 2020 and 2019, respectively. The gains (losses) attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the residual investments. These assumptions are based on historical performance, market trends and performance expectations over the term of the underlying instrument.
(2)Payments of residual investments included residual investment sales of $4,291 and $8,342 during the years ended December 31, 2021 and 2020, respectively.
(3)The year ended December 31, 2020 includes a transfer from residual investments (Level 3) to asset-backed bonds (Level 2) associated with a repackaged securitization transaction in which we formed a new VIE and, in the process, exchanged our residual interest for an asset-backed bond interest.
The following table presents the changes in our IRLCs and student loan commitments, which are measured at fair value on a recurring basis. Changes in the fair values of IRLCs and student loan commitments are recorded within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss).

	IRLCs	Student Loan Commitments
Fair value as of December 31, 2019	$1,090	$—
Revaluation adjustments	62,528	—
Funded loans(1)	(27,321)	—
Unfunded loans(1)	(20,677)	—
Fair value as of December 31, 2020	$15,620	$—
Revaluation adjustments	23,211	6,410
Funded loans(1)	(24,330)	(2,384)
Unfunded loans(1)	(10,742)	(1,806)
Fair value as of December 31, 2021	$3,759	$2,220
__________________
(1)For each quarter within the years presented, funded and unfunded loan fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, during the quarter multiplied by the IRLC or student loan commitment price in effect at the beginning of the quarter. The amounts presented on a year-to-date basis represent the summation of the per-quarter effects.
The following table presents the changes in our purchase price earn-out, which is measured at fair value on a recurring basis. Changes in the fair value are recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss).

Purchase Price Earn-Out
Fair value as of January 1, 2021	$—
Initial recognition(1)	7,165
Payments	(5,040)
Changes in valuation inputs or assumptions	2,147
Fair value as of December 31, 2021	$4,272
__________________
(1)The estimated amount of losses included in earnings attributable to changes in instrument-specific credit risk were $286 during the year ended December 31, 2021. The losses attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the purchase price earn-out. These assumptions are based on historical performance and performance expectations over the term of the underlying instrument.